EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

NOTE 19 - EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, and a central provision fund run by the Singapore government in respect of its employees in Singapore.  The expenses related to these plans were $6,378,917, $8,661,442 and $11,980,634 for the years ended June 30, 2010, 2011 and 2012, respectively.